S000009868 [Member] Investment Objectives and Goals - AMG GW&K ESG Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K ESG Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG GW&K ESG Bond Fund’s (the “Fund”) investment objective is to generate income and capital appreciation.